Schedule of Financial Assets and Liabilities not Carried at Fair Value (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 295,946	$ 268,939
Total loans, net of allowance for loan losses	743,615	722,622
FINANCIAL LIABILITIES
Deposits	1,159,538	1,125,125
Securitization liabilities at amortized cost	15,280	15,262
Subordinated notes and debentures	11,304	11,230
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	295,946	268,939
Total loans, net of allowance for loan losses	743,615	722,622
Total financial assets not carried at fair value	1,039,561	991,561
FINANCIAL LIABILITIES
Deposits	1,159,538	1,125,125
Securitization liabilities at amortized cost	15,280	15,262
Subordinated notes and debentures	11,304	11,230
Total financial liabilities not carried at fair value	1,186,122	1,151,617
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	230,442	208,559
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	65,504	60,380
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	293,882	268,452
Total loans, net of allowance for loan losses	742,623	725,177
Total financial assets not carried at fair value	1,036,505	993,629
FINANCIAL LIABILITIES
Deposits	1,157,900	1,124,762
Securitization liabilities at amortized cost	15,150	15,202
Subordinated notes and debentures	11,722	11,838
Total financial liabilities not carried at fair value	1,184,772	1,151,802
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	228,722	207,927
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 65,160	$ 60,525